Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net income (loss) from continuing operations	$ (5,053)	$ 4,146	$ (10,348)	$ (11,875)
Adjustments to reconcile net income (loss) to net cash used in continuing operating activities:
Depreciation and amortization	219	169	397	1,867
Stock-based compensation expense	126	222	304	471
Unrealized foreign exchange loss	(4,224)	(141)	(5,427)	1,795
Deferred income tax (recovery)	(6)	9	(9)	20
Loss from investments accounted for by the equity method	3,686	1,102	7,570	1,102
Interest on long-term debt	23	12	45	34
Change in inventory write-downs	140	307	110	503
Gain on deconsolidation	0	(13,266)	0	(13,266)
Changes in operating assets and liabilities	(533)	8,964	(6,869)	17,141
Net cash provided by (used in) operating activities of continuing operations	(5,622)	1,524	(14,227)	(2,208)
Net cash provided by (used in) operating activities of discontinued operations	(582)	(25)	3,125	3,849
Investing activities:
Purchase of property, plant and equipment	(822)	(1,262)	(1,395)	(2,006)
Proceeds from sale of investments	0	18,888	0	18,888
Proceeds from holdback receivable (note 6)	0	0	10,450	0
Capital contributions to investments accounted for by the equity method	(4,185)	(9,900)	(8,871)	(9,900)
Net cash provided by (used in) investing activities of continuing operations	(5,007)	7,726	184	6,982
Net cash used in investing activities of discontinued operations	(460)	(1,902)	(2,947)	(5,916)
Financing activities:
Repayments of operating lines of credit and long-term facilities	(1,000)	(13,700)	(2,000)	(29,043)
Drawings on operating lines of credit and long-term facilities	0	7,504	0	15,550
Net cash used in financing activities of continuing operations	(1,000)	(6,196)	(2,000)	(13,493)
Net cash used in financing activities of discontinued operations	(3,176)	(2,704)	(6,094)	(1,248)
Effect of foreign exchange on cash and cash equivalents	4,593	(803)	5,696	(1,297)
Net decrease in cash and cash equivalents	(11,254)	(2,380)	(16,263)	(13,331)
Cash and cash equivalents, beginning of period (including restricted cash)	32,637	43,902	37,646	54,853
Cash and cash equivalents, end of period (including restricted cash)	21,383	41,522	21,383	41,522
Less: cash and cash equivalents from discontinued operations, end of period (including restricted cash)	15,319	28,048	15,319	28,048
Cash and cash equivalents from continuing operations, end of period (including restricted cash)	6,064	13,474	6,064	13,474
Supplementary information
Interest paid	536	755	1,182	1,712
Taxes paid, net of refunds	1,050	17	1,406	549
Changes in operating assets and liabilities:
Accounts receivable	(8,160)	(605)	(8,324)	16,663
Inventories	5,879	5,679	3,770	5,951
Prepaid expenses	600	177	920	157
Accounts payable and accrued liabilities	1,056	4,250	(3,240)	(4,532)
Warranty liability	92	(537)	5	(1,098)
Total changes in operating assets and liabilities	$ (533)	$ 8,964	$ (6,869)	$ 17,141